Property, Plant and Equipment, Net (Details) - Schedule of property plant and equipment - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 30,353,076	$ 25,012,723
Less: accumulated depreciation	(6,909,484)	(5,596,894)
Property, plant and equipment, net	23,443,592	19,415,829
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	11,242,355	10,384,017
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	7,984,596	7,632,069
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,278,607	1,876,114
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	339,942	219,449
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	299,795	280,455
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	546,037	793,929
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 7,661,744	$ 3,826,690